Segment Information (Tables)	6 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of operating segments information
	For the six months ended December 31,
Revenue	2021	2020
Installation and maintenance	$21,979,399	$32,055,964
Housekeeping	8,009,015	9,630,598
Senior care services	4,091,068	2,404,491
Total	$34,079,482	$44,091,053

	For the six months ended December 31,
Gross Profit	2021	2020
Installation and maintenance	$7,286,334	$12,218,084
Housekeeping	1,321,638	2,272,276
Senior care services	2,063,431	1,294,480
Total	$10,671,403	$15,784,840

Current Assets	December 31, 2021	June 30, 2021
Installation and maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Unallocated current assets	72,349,827	65,766,598
Total	$72,349,827	$65,766,598

Non-current Assets	December 31, 2021	June 30, 2021
Installation and maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,699,124	4,966,998
Unallocated non-current assets	2,961,146	3,621,202
Total	$7,660,270	$8,588,200